Impairment Charge	12 Months Ended
Dec. 31, 2024
Loan Loss Charges [Abstract]
Impairment Charge

NOTE 36. IMPAIRMENT CHARGE
The following items are included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Expected credit loss allowance	(924,176,572)	(437,075,870)	(365,358,622)
Direct charge offs	(12,557,135)	(13,744,145)	(20,708,706)
Total	(936,733,707)	(450,820,015)	(386,067,328)
The changes in the expected credit loss allowance between the beginning and the end of the annual period are detailed in Note 45.